Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended				12 Months Ended				1 Months Ended						10 Months Ended		1 Months Ended				8 Months Ended		1 Months Ended								1 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2012 21V Xi'an CNY	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY		Dec. 31, 2013 Fastweb Acquisition CNY	Dec. 31, 2013 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY	Sep. 09, 2012 Fastweb Acquisition	Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Feb. 28, 2013 Tianwang and Yilong USD ($)		Feb. 28, 2013 Tianwang and Yilong CNY		Dec. 31, 2013 Tianwang and Yilong USD ($)	Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)		Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY		Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Nov. 30, 2013 Beijing Yichengtaihe Investment Co., Ltd	Oct. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Oct. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd CNY	Oct. 21, 2013 Beijing Yichengtaihe Investment Co., Ltd	Dec. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd Other Current Assets USD ($)	Dec. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd Other Current Assets CNY	Nov. 30, 2013 Beijing Yichengtaihe Investment Co., Ltd Other Current Assets CNY	Oct. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd Other Current Assets CNY	Oct. 31, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")	Dec. 15, 2011 Managed Network Entities CNY	Sep. 30, 2010 Managed Network Entities CNY	Dec. 31, 2013 Managed Network Entities USD ($)	Dec. 31, 2013 Managed Network Entities CNY	Dec. 31, 2012 Managed Network Entities USD ($)	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2011 Managed Network Entities CNY
Business Acquisition [Line Items]
Business acquisition, equity interests acquired												100.00%			100.00%		100.00%				100.00%		100.00%							100.00%									100.00%		51.00%
Business acquisition, total purchase consideration							116,040								$ 12,123		73,389				$ 16,016		96,957					$ 32,847	198,846						77,469					169,168	172,439
Revenue since acquisition date																			14,373	87,011					19,281	116,723
Net profit (loss) since acquisition date																			(335)	(2,026)					16,765	101,488
Refundable deposit paid for the intended acquisition	165	1,000	0	0																									1,000
Loan facility provided to related parties, term																											1 year	1 year	1 year
Loan facility provided to related parties	0	0	12,885																														15,000	9,000
Loans and deposits, Aggregate amount																															4,130	25,000
Cash consideration					15,977	9,373	33,395	[1]	16,875				2,000	15,500	2,891	[2]	17,500	[2]			4,074	[3]	24,663	[3]
Bargain purchase gain	0	0	10,539	0	10,539
Fair value of contingent consideration in shares reclassified to additional paid in capital									45,012	7,435	41,197		10,082						1,665	10,082					5,279	31,956										6,387	38,665	18,259							56,564	111,526
Business acquisition, remaining equity interests acquired																																								49.00%
Business acquisition, acquisition of remaining equity interests																																								49.00%
Business acquisition, difference between fair value of purchase consideration and carrying amount of non-controlling interest	651,629	3,944,764	3,294,855																																					42,288
Contingent consideration reversed amount																																										7,267	43,992
Business acquisition, contingent consideration loss																																												$ 7,888	47,755

[1]	RMB7,502 and RMB9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[3]	As of December 31, 2013, the Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.